Other Operating Income (Loss), net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Operating Income (Loss), net
Government subsidies	$ 418,717	$ 2,155,039	$ 4,231,406
Reversal (provision) of contingent losses	(35,228)	66,994	254,833
Gain on disposal of property and equipment	386,915	199,442	33,817
Others	23,281	20,084
Others			(32,777)
Total	$ 793,685	$ 2,441,559	$ 4,453,462